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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/99
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Check here if Amendment [ ]; Amendment Number:
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  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:     BT FINANCIAL CORPORATION
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Address:  551 Main Street
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          Johnstown, PA 15901
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Form 13F File Number:  28-07666
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steven C. Ackmann
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Title:    President and Chief Operating Officer
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Phone:    814-536-3801
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Signature, Place, and Date of Signing:
/s/  Steven C. Ackmann*  Johnstown, Pennsylvania         2/15/99
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[Signature]              [City, State]                 [Date]

*Pursuant to Rule 12b-11(d) Mr. Ackmann has executed a document acknowledging and adopting the use of this typed signature on Form 13F.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-07668                     Laurel Trust Company
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     [Repeat as necessary.]


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Laurel Trust Company, a wholly-owned subsidiary of BT Financial Corporation, a bank holding company, incorporated under the laws of Pennsylvania, and BT Financial Corporation exercise investment discretion with respect to the same 13F securities. Pursuant to General Instruction 2 of Form 13 F, this filing indicates that Laurel Trust Company is reporting on behalf of BT Financial Corporation on Laurel Trust Company's Form 13 F for the quarter ended
March 31, 1999.